Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings (loss)	$ 194,544	$ (237,557)
Depreciation and amortization	177,421	145,094
Settlement of long-term incentive arrangement (note 22)	0	375,742
Loss on disposal of operations (note 5)	26,834	0
Gains attributable to mortgage servicing rights	(17,385)	(29,214)
Gains attributable to the fair value of mortgage premiums and origination fees	(16,582)	(48,839)
Deferred tax	(25,997)	(37,538)
Earnings from equity accounted investments	(6,677)	(6,190)
Stock option expense (note 21)	21,853	14,349
Non-cash lease expense	5,047	18,516
Allowance for credit losses	5,489	8,699
Amortization of advisor loans	27,408	22,678
Contingent consideration (note 7)	53,869	47,978
Other	8,962	(97)
Increase in accounts receivable, prepaid expenses and other assets	(469,062)	(322,331)
Increase in accounts payable, accrued expenses and other liabilities	39,166	153,119
Increase (decrease) in accrued compensation	(85,547)	246,278
Contingent acquisition consideration paid	(69,224)	(18,017)
Proceeds received on sale of mortgage loans	1,137,730	2,577,283
Principal funded on originated mortgage loans	(973,466)	(2,467,733)
Decrease in warehouse credit facilities	(138,625)	(55,107)
Sales to (repurchases from) AR Facility, net (note 16)	171,273	(98,133)
Net cash provided by operating activities	67,031	288,980
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(1,007,297)	(60,832)
Purchases of fixed assets	(67,681)	(57,951)
Advisor loans issued	(55,610)	(35,563)
Purchase of held for sale real estate assets	(161,042)	(31,074)
Proceeds from sale of held for sale real estate assets	137,578	10,080
Collections of AR facility deferred purchase price (note 16)	288,004	151,202
Other investing activities	(6,796)	(25,276)
Net cash used in investing activities	(872,844)	(49,414)
Financing activities
Increase in long-term debt	1,629,242	597,328
Repayment of long-term debt	(700,201)	(819,914)
Issuance of senior notes (note 13)	0	294,649
Purchases of non-controlling interests' subsidiary shares, net	(31,622)	(5,534)
Contingent acquisition consideration paid	(56,290)	(5,276)
Proceeds received on exercise of stock options	16,779	14,441
Dividends paid to common shareholders	(13,100)	(4,209)
Distributions paid to non-controlling interests	(62,926)	(51,508)
Repurchases of Subordinate Voting Shares	(165,728)	0
Other financing activities	(3,237)	(1,376)
Net cash provided by financing activities	612,917	18,601
Effect of exchange rate changes on cash	(33,333)	(10,429)
Net change in cash, cash equivalents and restricted cash	(226,229)	247,738
Cash, cash equivalents and restricted cash, beginning of year	425,271	177,533
Cash, cash equivalents and restricted cash, end of year	$ 199,042	$ 425,271